Financial Risk Management - Summary of Changes in Equity and Earnings from Interest Rate Risk (Details) - Kookmin Bank - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Scenario 1 (Parallel shock up)
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes in the economic value of equity capital	₩ 990,410	₩ 830,102
Changes in net interest income	232,080	205,111
Scenario 2 (Parallel shock down)
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes in the economic value of equity capital	0	0
Changes in net interest income	99,869	0
Scenario 3 (Short rates down, long rates up)
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes in the economic value of equity capital	664,573	398,065
Scenario 4 (Short rates up, long rates down)
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes in the economic value of equity capital	327,654	447,275
Scenario 5 (Short rates shock up)
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes in the economic value of equity capital	598,002	540,388
Scenario 6 (Short rates shock down)
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes in the economic value of equity capital	226,291	132,113
Maximum out of six scenarios
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes in the economic value of equity capital	990,410	830,102
Changes in net interest income	232,080	205,111
Basic capital
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes in the economic value of equity capital	₩ 36,960,176	₩ 35,059,009